SHORT-TERM BANK LOANS (Details) ¥ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 19, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
SHORT-TERM BANK LOANS [Line Items]
Bank loan borrowed | ¥			¥ 13,228
Time deposit | ¥					¥ 14,700
Short-term bank loans
SHORT-TERM BANK LOANS [Line Items]
Borrowing capacity		$ 12
Debt term		12 months
Bank loan borrowed	$ 2
Interest rate for the loan	4.00%
Bank loan				$ 2
Short-term bank loans | LIBOR
SHORT-TERM BANK LOANS [Line Items]
Margin on interest rate	1.20%